Commitments and Contingencies (Operating Leases) (Details)	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Year One	$ 11,834,000
Year Two	9,672,000
Year Three	8,934,000
Year Four	6,793,000
Year Five	5,627,000
After Five Years	11,186,000
Operating Leases, Future Minimum Payments Due, Total	$ 54,046,000